MORGAN LEWIS


November 2, 2016


VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  The Advisors' Inner Circle Fund III (File Nos. 333-192858 and 811-22920)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund III (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated October 29, 2016 for the Trust's Chilton Strategic European Equities Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 77, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-16-001808) on October 28, 2016.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.

Very truly yours,


/s/ Leon E. Salkin
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Leon E. Salkin



                               MORGAN, LEWIS & BOCKIUS LLP

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